Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Comprehensive Loss - Parent Company [Member]	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ (775,077)	$ (106,654)
Interest expenses, net	(56,424)	(7,764)
Share of loss of subsidiaries	14,083,254	1,937,919	(43,098,780)
Net Income (Loss)	13,251,753	1,823,501	(43,098,780)
Other comprehensive income (loss)
Foreign currency translation adjustments	(233,990)	(32,198)	5,118
Total other comprehensive income	(233,900)	(32,198)	5,118
Comprehensive income (loss)	¥ 13,017,763	$ 1,791,303	¥ (43,093,662)